Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10:- SHAREHOLDERS’ EQUITY

a.	On May 10, 2019, the Company effected a change in the ratio of the Company’s ADS to ordinary shares from one (1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split. All ADS and per ADS data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the ratio change.

All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company’s assets upon liquidation.

b.	Issue of shares and warrants and changes in equity:

1.	On January 18, 2019, the Company completed a registered direct offering with an institutional investor, pursuant to which it sold an aggregate 149,206 ADSs representing 4,476,192 ordinary shares (“January 2019 Financing”). In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 149,206 ADSs representing 4,476,192 ordinary shares for an aggregate purchase price of USD 2,350 (excluding issuance cost of USD 428). The warrants have an exercise price of USD 19.50 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 7,460 ADSs representing 223,810 ordinary shares on the same terms as the warrants except they have a term of five years.

2.	On April 4, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 328,205 ADSs representing 9,846,156 ordinary shares (“April 2019 Financing”). In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 328,205 ADSs representing 9,846,156 ordinary shares for an aggregate purchase price of USD 3,200 (excluding issuance cost of USD 414). The warrants have an exercise price of USD 12.90 per ADS, are immediately exercisable and expire five years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 16,410 ADSs representing 492,308 ordinary shares on the same terms as the warrants except they have a term of five years.

3.	On May 22, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 1,500,000 ADSs representing 45,000,000 ordinary shares (“May 2019 Financing”). In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 1,500,000 ADSs representing 45,000,000 ordinary shares for an aggregate purchase price of USD 6,000 (excluding issuance cost of USD 540). The warrants have an exercise price of USD 4.00 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 75,000 ADSs representing 2,250,000 ordinary shares on the same terms as the warrants except they have a term of five years.

4.	In September 2019, the Company issued 19,934,355 of its ordinary shares in connection with the Univo collaboration agreement (refer to Note 5).

5.	In December 2019, the Company issued 996,690 of its ordinary shares to a consultant in exchange for his services in connection with the Univo collaboration agreement.

6.

On January 9, 2020, the Company entered into warrant exercise agreements (the “Exercise Agreements”) with several accredited investors who are the holders (the “Holders”) of certain warrants (the “Public Warrants”) to purchase the Company’s ordinary shares, represented by ADSs, pursuant to which the Holders exercised in cash their Public Warrants to purchase up to an aggregate of 22,278,540 ordinary shares represented by 742,618 ADSs having exercise prices ranging from USD 12.90 to USD 78.75 per ADS issued by the Company, at a reduced exercise price of USD 3.25 per ADS, for gross proceeds to the Company of approximately USD 2,400, prior to deducting placement agent fees and estimated offering expenses.

Under the Exercise Agreements, the Company issued to the Holders new unregistered warrants to purchase up to 22,278,540 ordinary shares represented by 742,618 ADSs (the “Private Placement Warrants”). The Private Placement Warrants are immediately exercisable, expire five and one-half years from issuance date and have an exercise price of USD 3.45 per ADS, subject to adjustment as set forth therein. The Private Placement Warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants.

Pursuant to the terms of the Exercise Agreements, the warrant holders agreed to exercise the warrants at a reduced exercise price, thereby creating a benefit to these warrant holders. As such, the Company recorded a deemed dividend in the amount of $715.

7.

On February 10, 2020, the Company entered into a Securities Purchase Agreement with certain institutional investors pursuant to which the Company issued and sold (i) 1,825,000 units, each unit consisting of one ADS, and one warrant to purchase one ADS, at a price of USD 1.50 per unit, and (ii) 1,508,334 pre-funded units each pre-funded unit consisting of one pre-funded warrant to purchase one ADS and one warrant, at a price of USD 1.49 per pre-funded unit. The offering of the units and pre-funded units closed on February 12, 2020.

The gross proceeds from the offering were approximately USD 5,000, prior to deducting the placement agent’s fees and estimated offering expenses payable by the Company.

The placement agent in the offering also received compensation warrants exercisable for up to 250,000 ADSs at an exercise price of USD 1.875 per ADS expiring on February 10, 2025.

8.	On March 9, 2020, as a result of an exercise of warrants by the investors from the February 2020 offering, the Company issued an aggregate of 20,250,000 ordinary shares represented by 675,000 ADSs, at a price of $1.50 per ADS for gross proceeds of $1,012.

9.	On April 28, 2020, a special meeting of shareholders of the Company approved to increase Company’s authorized share capital to 1,000,000,000 ordinary shares of 0.25 NIS par value each.

10.	In April and May, 2020, as a result of an exercise of warrants by the investors from the February 2020 offering, the Company issued an aggregate of 31,000,020 ordinary shares represented by 1,033,334 ADSs, at a price of $1.50 per ADS for gross proceeds of $1,550.

11.

On June 10, 2020, the Company entered into a definitive agreement with certain institutional and accredited investors providing for the issuance of an aggregate of 3,902,440 ADSs in a registered direct offering at a purchase price of $2.05 per ADS for aggregate gross proceeds of approximately $8,000 prior to deducting the placement agent’s fees and estimated offering expenses payable by the Company.

In addition, in a concurrent private placement the investors received unregistered warrants to purchase up to an aggregate of 1,951,220 ADSs. The warrants were immediately exercisable and will expire four and a half years from issuance at an exercise price of $2.50 per ADS, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

The placement agent in the offering also received compensation warrants on substantially the same terms as the investors in the offering in an amount equal to 7.5% of the aggregate number of ADSs sold in the offering (or warrants to purchase up to an aggregate of 292,683 ADSs), at an exercise price of $2.50 per ADSs and a term expiring four and a half years from the date of issuance.

12.

On July 6, 2020, the Company entered into a definitive agreement with certain institutional and accredited investors providing for the issuance of an aggregate of 1,705,000 ADSs in a registered direct offering at a purchase price of $2.00 per ADS for aggregate gross proceeds of approximately $3,400 prior to deducting the placement agent’s fees and estimated offering expenses payable by the Company.

In addition, in a concurrent private placement, the investors received unregistered warrants to purchase up to an aggregate of 852,750 ADSs. The warrants were immediately exercisable and will expire four and a half years from issuance at an exercise price of $2.50 per ADS, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

The placement agent in the offering also received compensation warrants on substantially the same terms as the investors in the offering in an amount equal to 7.5% of the aggregate number of ADSs sold in the offering (or warrants to purchase up to an aggregate of 127,913 ADSs), at an exercise price of $2.50 per ADSs and a term expiring.

13.	In December 2020, the Company issued 1,350,000 of its ordinary shares to a consultant in exchange for his services.

c.	Share options:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, stock options, of the Company. Each stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Upon the adoption of the 2013 Plan the Company reserved for issuance 2,500,000 shares of ordinary shares, NIS 0.25 par value each. In May 2020, the Company’s Board of Directors approved to increase number of ordinary shares reserved for issuance to 25,000,000. As of December 31, 2020, 13,225,000 shares available for future grant under the 2013 Plan.